UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ];  Amendment Number:  _________
         This Amendment [ ]   is a restatement.
                        [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Frank R. DeSantis, Jr.
Address:      c/o Copper Beech Capital Advisors LLC
              540 Madison Avenue, 33rd Floor
              New York, NY 10017

Form 13F File Number:     028-10711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frank R. DeSantis, Jr.
Title:       Managing Member of Copper Beech Capital Advisors LLC
Phone:       (212) 381-1760

Signature, Place, and Date of Signing:

/s/ Frank R. DeSantis, Jr.      New York, New York                  May 13, 2004
--------------------------
       [Signature]                [City,  State]                        [Date]

Report Type:

         [X]      13F HOLDINGS REPORT

         [ ]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $ 430,037 (in thousands)

List of Other Included Managers:
No.         Form 13F File Number           Name

(1)         028-10710                      Copper Beech Capital Advisors LLC

* Mr. DeSantis is the investment manager to two investment advisory firms, Copper Beech Capital Advisors LLC and Copper Beech Capital Management Inc., which have investment discretion over the investment portfolios reported herein.

                                                                                                                   Voting Authority
                                                        Value      SH/Prn        Investment              Other
Name Of Issuer                Title Of Class   CUSIP   x$1,000      Amt   SH/Prn  PUT/CALL  Discretion  Managers  Sole  Shared  None
--------------                --------------   -----   -------      ---   ------  --------  ----------  --------  ----  ------  ----
ALCAN INC.                        COMMON     013716105  15,308    341,767   SH                DEFINED       1     SOLE
ALCAN INC.                        COMMON     013716105  12,810    286,008   SH                DEFINED             SOLE
AMERICAN PWR CONVERSION CORP      COMMON     029066107  20,210    879,072   SH                DEFINED       1     SOLE
AMERICAN PWR CONVERSION CORP      COMMON     029066107  19,639    854,245   SH                DEFINED             SOLE
AMERICAN PWR CONVERSION CORP        PUT      029066957     179      2,759   SH      PUT       DEFINED       1     SOLE
AMERICAN PWR CONVERSION CORP        PUT      029066957     146      2,241   SH      PUT       DEFINED             SOLE
AMPHENOL CORP.                    CLASS A    032095101   7,262    244,500   SH                DEFINED       1     SOLE
AMPHENOL CORP.                    CLASS A    032095101   6,335    213,300   SH                DEFINED             SOLE
ARTESYN TECHNOLOGIES INC.         COMMON     043127109  10,362  1,088,428   SH                DEFINED       1     SOLE
ARTESYN TECHNOLOGIES INC.         COMMON     043127109   9,873  1,037,059   SH                DEFINED             SOLE
AUTOMATIC DATA PROCESSING INC.    COMMON     053015103   2,113     50,300   SH                DEFINED       1     SOLE
AUTOMATIC DATA PROCESSING INC.    COMMON     053015103   1,714     40,800   SH                DEFINED             SOLE
BANK OF AMERICA CORP               CALL      060505904     448      1,359   SH      CALL      DEFINED       1     SOLE
BANK OF AMERICA CORP               CALL      060505904     212        641   SH      CALL      DEFINED             SOLE
BANK OF AMERICA CORP              COMMON     060505104   6,686     82,568   SH                DEFINED       1     SOLE
BANK OF AMERICA CORP              COMMON     060505104   5,610     69,282   SH                DEFINED             SOLE
CAPITAL SOURCE INC.                CALL      14055X902      43        552   SH      CALL      DEFINED       1     SOLE
CAPITAL SOURCE INC.                CALL      14055X902      35        448   SH      CALL      DEFINED             SOLE
CAPITAL SOURCE INC.                 PUT      14055X952      46        552   SH      PUT       DEFINED       1     SOLE
CAPITAL SOURCE INC.                 PUT      14055X952      37        448   SH      PUT       DEFINED             SOLE
CHESAPEAKE ENERGY CORP            COMMON     165167107   6,027    449,806   SH                DEFINED       1     SOLE
CHESAPEAKE ENERGY CORP            COMMON     165167107   5,345    398,882   SH                DEFINED             SOLE
COMMSCOPE INC                     COMMON     203372107  13,919    835,995   SH                DEFINED       1     SOLE
COMMSCOPE INC                     COMMON     203372107  12,496    750,505   SH                DEFINED             SOLE
CROWN HOLDINGS INC                COMMON     228368106  17,110  1,835,826   SH                DEFINED       1     SOLE
CROWN HOLDINGS INC                COMMON     228368106  13,890  1,490,336   SH                DEFINED             SOLE
DOLLAR TREES STORES INC           COMMON     256747106   7,518    243,627   SH                DEFINED       1     SOLE
DOLLAR TREES STORES INC           COMMON     256747106   6,104    197,793   SH                DEFINED             SOLE
DYCOM INDS INC                    COMMON     267475101  11,131    419,707   SH                DEFINED       1     SOLE
DYCOM INDS INC                    COMMON     267475101  11,052    416,735   SH                DEFINED             SOLE
EARTHLINK INC.                     CALL      270321902      21      4,255   SH      CALL      DEFINED       1     SOLE
EARTHLINK INC.                     CALL      270321902       9      1,700   SH      CALL      DEFINED             SOLE
EARTHLINK INC.                    COMMON     270321102   4,951    558,168   SH                DEFINED       1     SOLE
EARTHLINK INC.                    COMMON     270321102   4,020    453,230   SH                DEFINED             SOLE
EATON CORP                        COMMON     278058102   3,259     58,000   SH                DEFINED       1     SOLE
EATON CORP                        COMMON     278058102   2,641     47,000   SH                DEFINED             SOLE
EL PASO CORP.                      CALL      28336L909      66      1,656   SH      CALL      DEFINED       1     SOLE
EL PASO CORP.                      CALL      28336L909      54      1,344   SH      CALL      DEFINED             SOLE
ENCORE CAPITAL GROUP INC          COMMON     292554102   4,896    295,805   SH                DEFINED       1     SOLE
ENCORE CAPITAL GROUP INC          COMMON     292554102   4,921    297,365   SH                DEFINED             SOLE
ENSCO INTL INC                    COMMON     26874Q100   8,145    289,153   SH                DEFINED       1     SOLE
ENSCO INTL INC                    COMMON     26874Q100   6,611    234,666   SH                DEFINED             SOLE
FLEET BOSTON FINANCIAL CORP       COMMON     339030108   2,154     47,973   SH                DEFINED       1     SOLE
FLEET BOSTON FINANCIAL CORP       COMMON     339030108   1,717     38,236   SH                DEFINED             SOLE
FLORIDA ROCK INDS INC             COMMON     341140101   8,648    205,178   SH                DEFINED       1     SOLE
FLORIDA ROCK INDS INC             COMMON     341140101   7,859    186,464   SH                DEFINED             SOLE
GENERAL ELEC CO                   COMMON     369604103   2,527     82,800   SH                DEFINED       1     SOLE
GENERAL ELEC CO                   COMMON     369604103   2,051     67,200   SH                DEFINED             SOLE
HIBBETT SPORTING GOODS            COMMON     428565105   4,246    111,325   SH                DEFINED       1     SOLE
HIBBETT SPORTING GOODS            COMMON     428565105   3,443     90,271   SH                DEFINED             SOLE
JOY GLOBAL INC                    COMMON     481165108  11,179    398,555   SH                DEFINED       1     SOLE
JOY GLOBAL INC                    COMMON     481165108  11,224    400,139   SH                DEFINED             SOLE
KOHL'S CORP                       COMMON     500255104   3,001     62,100   SH                DEFINED       1     SOLE
KOHL'S CORP                       COMMON     500255104   2,436     50,400   SH                DEFINED             SOLE
LIONBRIDGE TECHNOLOGIES INC       COMMON     536252109   5,538    569,142   SH                DEFINED       1     SOLE
LIONBRIDGE TECHNOLOGIES INC       COMMON     536252109   4,484    460,858   SH                DEFINED             SOLE
MARINER HEALTHCARE INC            COMMON     56845X108   2,539    149,070   SH                DEFINED       1     SOLE
MARINER HEALTHCARE INC            COMMON     56845X108   2,061    121,027   SH                DEFINED             SOLE
MOLEX INC.                        CLASS A    608554200   7,695    295,393   SH                DEFINED       1     SOLE
MOLEX INC.                        CLASS A    608554200   7,441    285,641   SH                DEFINED             SOLE
MOLEX INC.                        COMMON     608554101   1,048     34,500   SH                DEFINED       1     SOLE
MOLEX INC.                        COMMON     608554101     428     14,100   SH                DEFINED             SOLE
NOVELL INC.                       COMMON     670006105   2,995    263,222   SH                DEFINED       1     SOLE
NOVELL INC.                       COMMON     670006105   1,740    152,931   SH                DEFINED             SOLE
NOVELL INC.                         PUT      670006955     123      2,461   SH      PUT       DEFINED       1     SOLE
NOVELL INC.                         PUT      670006955      77      1,539   SH      PUT       DEFINED             SOLE
ORTHODONTIC CENTERS OF AMERICA      PUT      68750P953       1         50   SH      PUT       DEFINED             SOLE
PORTFOLIO RECOVERY ASSOCS INC     COMMON     73640Q105   2,079     77,186   SH                DEFINED       1     SOLE
PORTFOLIO RECOVERY ASSOCS INC     COMMON     73640Q105   1,274     47,308   SH                DEFINED             SOLE
PRIDE INTL INC                    COMMON     74153Q102   4,944    289,780   SH                DEFINED       1     SOLE
PRIDE INTL INC                    COMMON     74153Q102   4,013    235,220   SH                DEFINED             SOLE
PROGRESS SOFTWARE CORP            COMMON     743312100   5,470    228,026   SH                DEFINED       1     SOLE
PROGRESS SOFTWARE CORP            COMMON     743312100   5,689    237,144   SH                DEFINED             SOLE
SILICON STORAGE TECHNOLOGY I      COMMON     827057100   3,214    248,400   SH                DEFINED       1     SOLE
SILICON STORAGE TECHNOLOGY I      COMMON     827057100   2,609    201,600   SH                DEFINED             SOLE
SILICONWARE PRECISION INDS    SPONSD ADR SPL 827084864   7,715  1,503,956   SH                DEFINED       1     SOLE
SILICONWARE PRECISION INDS    SPONSD ADR SPL 827084864   7,690  1,499,026   SH                DEFINED             SOLE
TERADYNE INC.                     COMMON     880770102   3,226    135,378   SH                DEFINED       1     SOLE
TERADYNE INC.                     COMMON     880770102   2,612    109,622   SH                DEFINED             SOLE
TYCO INTERNATIONAL LTD.           COMMON     902124106   3,083    107,608   SH                DEFINED       1     SOLE
TYCO INTERNATIONAL LTD.           COMMON     902124106   3,696    128,997   SH                DEFINED             SOLE
VARCO INTERNATIONAL INC.          COMMON     922122106   6,506    361,231   SH                DEFINED       1     SOLE
VARCO INTERNATIONAL INC.          COMMON     922122106   6,307    350,178   SH                DEFINED             SOLE
                                                       430,037 24,329,118